Commitments and Contingencies - Legal proceedings (Details) - Mayze Services Limited ("Mayze") $ in Thousands	3 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 22, 2016 GBP (£)
Legal Matters and Contingencies [Line Items]
Open legal cases claim | £		£ 5,230,074
Legal settlements and other, net | $	$ 4,000